Revenue from services provided to customers - Schedule Of Disaggregation Of Brokerage Commissions Revenue (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Product Information [Line Items]
Commissions	¥ 376,897	¥ 308,805	¥ 293,069
Stock Brokerage Commissions [Member]
Product Information [Line Items]
Commissions	262,286	196,491	192,032
Commissions for distributing of investment trusts [Member]
Product Information [Line Items]
Commissions	68,794	66,664	56,649
Other [Member]
Product Information [Line Items]
Commissions	¥ 45,817	¥ 45,650	¥ 44,388